Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Assets
Cash	$ 127,509	$ 132,242	$ 201,372
Securities (note 4)	133,005	167,940	49,847
Loans, net of allowance for credit losses (note 5)	3,984,281	3,850,404	3,235,083
Other assets (note 6)	64,840	51,024	45,388
Total assets	4,309,635	4,201,610	3,531,690
Liabilities and Shareholders' Equity
Deposits	3,638,656	3,533,366	2,925,452
Subordinated notes payable (note 7)	103,355	106,850	102,765
Other liabilities (note 8)	178,590	184,236	152,296
Total liabilities	3,920,601	3,824,452	3,180,513
Shareholders' equity:
Share capital (note 9)	228,471	228,471	232,512
Contributed surplus	2,645	2,513	1,955
Retained earnings	157,845	146,043	116,638
Accumulated other comprehensive income	73	131	72
Total equity	389,034	377,158	351,177
Total equity and liabilities	$ 4,309,635	$ 4,201,610	$ 3,531,690